UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 to June 30, 2016

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2016

Classes I and S

Strategic Allocation Funds-of-Funds
■  Voya Strategic Allocation Conservative Portfolio
■  Voya Strategic Allocation Growth Portfolio
■  Voya Strategic Allocation Moderate Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT
voyainvestments.com

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	11
Portfolios of Investments	19

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Brexit, and what comes after

Dear Shareholder,

Until mid-June few thought the so-called “Brexit” referendum, on whether the U.K. should leave the European Union (“EU”), would affect anything besides the value of the pound. But the run-up to the vote saw a broad flight to safety with slumping stock prices, heightened currency volatility, rising gold prices and bond yields hitting new lows. Many investors had expected the U.K. to remain in the EU; panic ensued as it became clear Britain had voted to leave, leading to a global sell-off in the financial markets. After a few days the shock waves subsided and markets proved resilient once again. Stocks bounced back and some U.S. indices reached record highs.

The U.S. Federal Reserve Board (“Fed”) decided not to raise interest rates at its June meeting, and cited Brexit uncertainty as one of the factors influencing its decision. Since late June, many investors have assumed the Fed won’t try to raise rates this year. New data, especially a strong jobs report for June, suggest the U.S. economy is strengthening. Though there was no rate increase in July, the case could be building for one later in the year.

We believe that volatility is likely to stay elevated in coming months as investors assess the impacts of separation on the U.K. and euro zone economies, and as the U.S. presidential election claims attention. Still, we believe it’s important to recognize that markets have a strong propensity to take challenges in stride; times of stress such as this call for calm thinking.

You may have seen your portfolio valuations fluctuate and been tempted to change your strategy in hopes of sidestepping potential losses. We believe you should keep focused on achieving your long-term goals; don’t get distracted by trying to avoid near-term losses. Stay well-diversified; if you are concerned about volatility, consult with your investment advisor before taking any actions.

At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
President and Chief Executive Officer
Voya Family of Funds
July 25, 2016

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2016

Our new fiscal year started with markets in global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, recovering from sharp losses after China announced in August a 2% devaluation of the yuan. But the recovery was unraveling by year-end. Concerns intensified into February before a dramatic rally left the Index down just 0.70% for the six-months through June 30. But a week earlier the United Kingdom’s vote to leave the European Union (“EU”) sent global markets their most serious test since the financial crisis of 2008. (The Index returned 0.66% for the six-months ended June 30, 2016, measured in U.S. dollars.)

Investor sentiment started 2016 in rather a sour mood and this quickly deteriorated. The Federal Open Market Committee (“FOMC”) on December 16 had announced a 0.25% increase in the federal funds rate as a first step in normalizing policy. FOMC members forecast four additional rate increases in 2016, a prospect condemned by many as unrealistic and even recessionary.

Indeed the economic news out of the U.S. in January did nothing to dispel the fears. The purchasing managers’ index in the manufacturing sector indicated contraction in these industries. Industrial production was falling, as were retail sales. Consumer prices were barely moving. Gross Domestic Product (“GDP”) in the U.S. was estimated to have grown at a scant 0.7% annual rate in the fourth quarter of 2015. Employment was a pocket of strength, but with little apparent spillover to the rest of the economy.

One reason for sluggish headline inflation the world over was falling energy prices, which had resumed their decline in late 2015 and into 2016, driven to repeated multi-year lows by faltering demand and uncontrollable supply. Inflation was practically non-existent and negative bond yields were increasingly common, encouraged and defended by central banks in Europe and Japan, even as the FOMC seemed headed in the opposite direction. To many commentators this “policy divergence” among increasingly powerless central banks, could only end badly.

The general pessimism was exacerbated by events in China, amid fears that the economy was slowing faster than anyone would admit. Rattled by the global market reaction to their clumsy currency devaluation in August, the Chinese authorities were spending about $100bn per month in foreign exchange reserves to steady the yuan. On January 7, China set the yuan sharply lower, suggesting further devaluation. A few days earlier, a new bout of panic in the Chinese stock market triggered a recently introduced circuit-breaker, which was then quickly abandoned as counter-productive. Perceptions of incompetence were rife, straining investor confidence even more.

Exactly why many markets hit bottom on February 11, by which point the Index was down over 12% for the fiscal year, is not clear. At around this time, FOMC Chair Yellen reiterated expectations for gradual tightening and downplayed recession risks. And by May, FOMC officials were talking about two to three rate increases in 2016, starting soon, as faint U.S. GDP growth in late 2015 and early 2016 would soon improve and employment was nearly full. China set a GDP growth target of 6.5% to 7.0% for 2016 and hinted that the yuan had fallen far enough. China’s foreign exchange reserves stabilized. Major oil producing nations failed to agree to curtail oil production, and the market shrugged it off; the price of a barrel of oil soared 84% between February 11 and June 30.

A surprisingly weak U.S. employment report on June 3 put paid to the prospects of a rate increase that month. But worse was to come. On June 23, the British electorate voted to leave the EU. The strident voices of anti-globalization in other EU countries were likely to demand a referendum of their own. The potential disintegration of the world’s largest trading block had alarming implications for global demand and investment. An initial 6% drop in the Index was mostly reversed by month end. But no one was under any illusion that fair value had now been struck.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) added 5.31% in the first half of the fiscal year, the Barclays U.S. Treasury Bond sub-index added almost the same: 5.37%. The Barclays U.S. Corporate Investment Grade Bond sub-index rose 7.68%, while the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) soared 9.06%, having been down 5.16% on February 11.

U.S. equities, represented by the S&P 500® Index including dividends, gained 3.84% for the six-months through June, paced by the more defensive telecoms 24.85% and utilities 23.41%. The worst performing sector was financials, down 3.05%. In total, S&P 500® earnings per share suffered their fourth consecutive year-over-year decline in the first quarter of 2016.

In currencies, the dollar ultimately suffered from reduced expectations for U.S. interest rate increases and a growing skepticism about the effectiveness of euro zone and Japanese quantitative easing. The dollar lost 2.23% against the euro over the six-months, 14.56% against the yen, but advanced 9.71% against the pound as first the possibility and then the reality of Britain’s exit from the EU emerged.

In international markets, the MSCI Japan® Index slumped 19.47% in the six-months through June, as the yen rose sharply, threatening yen-denominated profitability. The MSCI Europe ex UK® Index lost 8.08%, with the financials sector hard hit by the margin-squeezing effect of low interest rates. But the MSCI UK® Index added 6.89%. Its financials also suffered from low interest rates, but its heavily weighted miners and oil companies benefited from recovering commodities prices, while its export intensive companies would see profits rise through the weaker pound.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2016 to June 30, 2016. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**	Beginning Account Value January 1, 2016	Ending Account Value June 30, 2016	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2016**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$1,029.90	0.21%	$1.06	$1,000.00	$1,023.82	0.21%	$1.06
Class S	1,000.00	1,028.40	0.46	2.32	1,000.00	1,022.58	0.46	2.31
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$1,016.70	0.17%	$0.85	$1,000.00	$1,024.02	0.17%	$0.86
Class S	1,000.00	1,015.00	0.42	2.10	1,000.00	1,022.77	0.42	2.11
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$1,024.30	0.21%	$1.06	$1,000.00	$1,023.82	0.21%	$1.06
Class S	1,000.00	1,022.60	0.46	2.31	1,000.00	1,022.58	0.46	2.31

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2016 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$65,912,358	$128,450,415	$125,662,238
Investments in unaffiliated underlying funds at fair value**	7,573,783	7,715,546	9,789,614
Total investments at fair value	$73,486,141	$136,165,961	$135,451,852
Cash	672,488	1,297,732	1,338,034
Cash collateral for futures	61,240	113,013	113,013
Receivables:
Investments in affiliated underlying funds sold	1,930,792	3,866,598	3,629,138
Investments in unaffiliated underlying funds sold	143,171	278,261	72,736
Fund shares sold	1,844	6,141	2,834
Dividends	11,792	22,049	21,420
Prepaid expenses	879	1,576	1,554
Reimbursement due from manager	2,257	1,261	258
Other assets	7,002	11,937	12,086
Total assets	76,317,606	141,764,529	140,642,925

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	438,527	1,092,152	839,363
Payable for investments in unaffiliated underlying funds purchased	—	—	52,021
Payable for fund shares redeemed	145,250	364,417	180,452
Payable for investment management fees	12,352	19,827	20,507
Payable for distribution and shareholder service fees	631	544	463
Payable for directors fees	376	688	676
Payable to directors under the deferred compensation plan (Note 6)	7,002	11,937	12,086
Other accrued expenses and liabilities	40,058	43,441	48,734
Total liabilities	644,196	1,533,006	1,154,302
NET ASSETS	$75,673,410	$140,231,523	$139,488,623

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$74,089,466	$141,682,799	$141,805,946
Undistributed net investment income	888,996	1,166,052	1,145,770
Accumulated net realized loss	(4,021,106)	(22,292,773)	(18,207,648)
Net unrealized appreciation	4,716,054	19,675,445	14,744,555
NET ASSETS	$75,673,410	$140,231,523	$139,488,623

* Cost of investments in affiliated underlying funds	$61,304,082	$108,891,343	$111,077,605
** Cost of investments in unaffiliated underlying funds	$7,457,794	$7,584,285	$9,614,804

Class I
Net assets	$72,584,417	$137,575,927	$137,214,565
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,940,962	10,456,023	10,841,599
Net asset value and redemption price per share	$12.22	$13.16	$12.66

Class S
Net assets	$3,088,993	$2,655,596	$2,274,058
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	254,704	203,299	180,585
Net asset value and redemption price per share	$12.13	$13.06	$12.59

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2016 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Growth Portfolio	Voya Strategic Allocation Moderate Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$940,352	$1,251,090	$1,252,118
Dividends from unaffiliated underlying funds	43,250	59,021	57,663
Total investment income	983,602	1,310,111	1,309,781

EXPENSES:
Investment management fees	83,111	144,241	143,461
Distribution and shareholder service fees:
Class S	3,802	3,239	2,768
Transfer agent fees	118	170	166
Shareholder reporting expense	8,008	12,761	12,495
Professional fees	12,628	18,599	17,738
Custody and accounting expense	3,640	5,859	5,992
Directors fees	1,128	2,065	2,030
Miscellaneous expense	4,108	5,660	5,195
Total expenses	116,543	192,594	189,845
Net waived and reimbursed fees	(35,521)	(71,380)	(48,458)
Net expenses	81,022	121,214	141,387
Net investment income	902,580	1,188,897	1,168,394

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	677	295	1,885
Sale of affiliated underlying funds	2,100,300	1,343,653	2,605,979
Sale of unaffiliated underlying funds	(249,946)	(336,875)	(325,278)
Capital gain distributions from affiliated underlying funds	561,074	1,587,648	759,995
Futures	(247,630)	(450,155)	(447,759)
Net realized gain	2,164,475	2,144,566	2,594,822
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(1,339,588)	(1,635,814)	(1,098,280)
Unaffiliated underlying funds	418,003	491,677	525,830
Futures	(8,211)	(14,888)	(14,888)
Net change in unrealized appreciation (depreciation)	(929,796)	(1,159,025)	(587,338)
Net realized and unrealized gain	1,234,679	985,541	2,007,484
Increase in net assets resulting from operations	$2,137,259	$2,174,438	$3,175,878

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$902,580	$2,039,631	$1,188,897	$2,849,131
Net realized gain	2,164,475	2,379,022	2,144,566	8,335,879
Net change in unrealized appreciation (depreciation)	(929,796)	(4,481,475)	(1,159,025)	(12,724,963)
Increase (decrease) in net assets resulting from operations	2,137,259	(62,822)	2,174,438	(1,539,953)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(2,157,398)	(2,635,046)	(3,678,824)	(3,887,081)
Class S	(84,288)	(83,164)	(65,458)	(65,236)
Total distributions	(2,241,686)	(2,718,210)	(3,744,282)	(3,952,317)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,178,528	7,612,523	3,123,700	6,803,247
Reinvestment of distributions	2,241,686	2,718,210	3,744,282	3,952,317
	4,420,214	10,330,733	6,867,982	10,755,564
Cost of shares redeemed	(6,467,996)	(18,536,671)	(8,071,365)	(17,211,894)
Net decrease in net assets resulting from capital share transactions	(2,047,782)	(8,205,938)	(1,203,383)	(6,456,330)
Net decrease in net assets	(2,152,209)	(10,986,970)	(2,773,227)	(11,948,600)

NET ASSETS:
Beginning of year or period	77,825,619	88,812,589	143,004,750	154,953,350
End of year or period	$75,673,410	$77,825,619	$140,231,523	$143,004,750
Undistributed net investment income at end of year or period	$888,996	$2,228,102	$1,166,052	$3,721,437

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2016	Year Ended December 31, 2015
FROM OPERATIONS:
Net investment income	$1,168,394	$2,993,339
Net realized gain	2,594,822	6,631,158
Net change in unrealized appreciation (depreciation)	(587,338)	(10,224,858)
Increase (decrease) in net assets resulting from operations	3,175,878	(600,361)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(3,596,532)	(4,289,841)
Class S	(54,581)	(62,312)
Total distributions	(3,651,113)	(4,352,153)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,827,330	6,118,211
Reinvestment of distributions	3,651,113	4,352,153
	7,478,443	10,470,364
Cost of shares redeemed	(7,241,124)	(20,140,607)
Net increase (decrease) in net assets resulting from capital share transactions	237,319	(9,670,243)
Net decrease in net assets	(237,916)	(14,622,757)

NET ASSETS:
Beginning of year or period	139,726,539	154,349,296
End of year or period	$139,488,623	$139,726,539
Undistributed net investment income at end of year or period	$1,145,770	$3,628,489

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-16	12.23	0.15	•	0.21	0.36	0.37	—	—	0.37	—	12.22	2.99	0.30	0.21	0.21	2.42	72,584	54
12-31-15	12.64	0.30	•	(0.31)	(0.01)	0.40	—	—	0.40	—	12.23	(0.20)	0.29	0.19	0.19	2.38	74,645	29
12-31-14	12.17	0.30	•	0.49	0.79	0.32	—	—	0.32	—	12.64	6.62	0.23	0.16	0.16	2.39	85,812	29
12-31-13	11.14	0.31		1.02	1.33	0.30	—	—	0.30	—	12.17	12.11	0.22	0.11	0.11	2.64	87,378	55
12-31-12	10.19	0.28	•	0.96	1.24	0.29	—	—	0.29	—	11.14	12.31	0.22	0.09	0.09	2.64	81,360	107
12-31-11	10.41	0.27	•	(0.07)	0.20	0.42	—	—	0.42	—	10.19	1.79	0.22	0.06	0.06	2.63	80,825	59
Class S
06-30-16	12.13	0.13	•	0.21	0.34	0.34	—	—	0.34	—	12.13	2.84	0.55	0.46	0.46	2.17	3,089	54
12-31-15	12.53	0.26		(0.30)	(0.04)	0.36	—	—	0.36	—	12.13	(0.40)	0.54	0.44	0.44	2.14	3,180	29
12-31-14	12.07	0.26	•	0.50	0.76	0.30	—	—	0.30	—	12.53	6.37	0.48	0.41	0.41	2.14	3,001	29
12-31-13	11.06	0.29	•	0.99	1.28	0.27	—	—	0.27	—	12.07	11.76	0.47	0.36	0.36	2.53	3,086	55
12-31-12	10.12	0.24		0.96	1.20	0.26	—	—	0.26	—	11.06	12.02	0.47	0.34	0.34	2.51	1,664	107
12-31-11	10.34	0.24	•	(0.07)	0.17	0.39	—	—	0.39	—	10.12	1.53	0.47	0.31	0.31	2.29	1,378	59

Voya Strategic Allocation Growth Portfolio
Class I
06-30-16	13.30	0.11	•	0.11	0.22	0.36	—	—	0.36	—	13.16	1.67	0.28	0.17	0.17	1.74	137,576	33
12-31-15	13.80	0.26	•	(0.40)	(0.14)	0.36	—	—	0.36	—	13.30	(1.19)	0.28	0.15	0.15	1.86	140,351	26
12-31-14	13.22	0.20	•	0.66	0.86	0.28	—	—	0.28	—	13.80	6.57	0.22	0.14	0.14	1.45	152,281	33
12-31-13	10.99	0.21	•	2.22	2.43	0.20	—	—	0.20	—	13.22	22.40	0.21	0.11	0.11	1.74	159,018	53
12-31-12	9.70	0.18	•	1.27	1.45	0.16	—	—	0.16	—	10.99	14.99	0.20	0.06	0.06	1.77	141,892	74
12-31-11	10.24	0.14	•	(0.41)	(0.27)	0.27	—	—	0.27	—	9.70	(2.92)	0.20	0.05	0.05	1.42	138,642	53
Class S
06-30-16	13.19	0.09	•	0.10	0.19	0.32	—	—	0.32	—	13.06	1.50	0.53	0.42	0.42	1.47	2,656	33
12-31-15	13.69	0.22		(0.39)	(0.17)	0.33	—	—	0.33	—	13.19	(1.37)	0.53	0.40	0.40	1.61	2,654	26
12-31-14	13.13	0.16	•	0.65	0.81	0.25	—	—	0.25	—	13.69	6.22	0.47	0.39	0.39	1.22	2,673	33
12-31-13	10.92	0.18	•	2.21	2.39	0.18	—	—	0.18	—	13.13	22.11	0.46	0.36	0.36	1.54	863	53
12-31-12	9.62	0.16	•	1.25	1.41	0.11	—	—	0.11	—	10.92	14.71	0.45	0.31	0.31	1.51	648	74
12-31-11	10.16	0.12	•	(0.42)	(0.30)	0.24	—	—	0.24	—	9.62	(3.16)	0.45	0.30	0.30	1.14	620	53

Voya Strategic Allocation Moderate Portfolio
Class I
06-30-16	12.70	0.11	•	0.19	0.30	0.34	—	—	0.34	—	12.66	2.43	0.28	0.21	0.21	1.74	137,215	44
12-31-15	13.14	0.26	•	(0.32)	(0.06)	0.38	—	—	0.38	—	12.70	(0.57)	0.28	0.19	0.19	2.00	137,466	26
12-31-14	12.61	0.24	•	0.59	0.83	0.30	—	—	0.30	—	13.14	6.69	0.22	0.17	0.17	1.86	152,010	34
12-31-13	11.05	0.24	•	1.57	1.81	0.25	—	—	0.25	—	12.61	16.60	0.21	0.12	0.12	2.08	153,367	54
12-31-12	9.93	0.23	•	1.11	1.34	0.22	—	—	0.22	—	11.05	13.60	0.20	0.09	0.09	2.18	142,200	84
12-31-11	10.31	0.20	•	(0.24)	(0.04)	0.34	—	—	0.34	—	9.93	(0.57)	0.21	0.07	0.07	1.97	139,057	57
Class S
06-30-16	12.62	0.09	•	0.19	0.28	0.31	—	—	0.31	—	12.59	2.26	0.53	0.46	0.46	1.48	2,274	44
12-31-15	13.07	0.23		(0.33)	(0.10)	0.35	—	—	0.35	—	12.62	(0.88)	0.53	0.44	0.44	1.76	2,261	26
12-31-14	12.54	0.21	•	0.59	0.80	0.27	—	—	0.27	—	13.07	6.50	0.47	0.42	0.42	1.62	2,339	34
12-31-13	11.00	0.22	•	1.55	1.77	0.23	—	—	0.23	—	12.54	16.24	0.46	0.37	0.37	1.84	1,758	54
12-31-12	9.86	0.21	•	1.11	1.32	0.18	—	—	0.18	—	11.00	13.45	0.45	0.34	0.34	1.96	1,223	84
12-31-11	10.25	0.15	•	(0.22)	(0.07)	0.32	—	—	0.32	—	9.86	(0.91)	0.46	0.32	0.32	1.44	1,131	57

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), and Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Class I and Class S. Each class has equal rights as to voting privileges. The two classes differ principally in the applicable distribution and service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included following the Portfolio of Investments.

U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2016, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expired.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting, and registration requirements. The European Union (and other countries outside of the European Union) is implementing similar requirements, which will affect a Portfolio when it enters into a derivatives transaction with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. Because these requirements are new and evolving (and some of the rules are not yet final), their ultimate impact remains unclear. Central clearing is expected to reduce counterparty risk and increase liquidity, however, there is no assurance that it will achieve that result, and in the meantime, central clearing and related requirements expose a Portfolio to new kinds of costs and risks.

G.  Futures Contracts. Certain Portfolios may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2016, each Portfolio had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. The Portfolios also purchased futures contracts on U.S. Treasury Notes and sold futures contracts on equity indices as part of their tactical asset allocation strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2016, the Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables following each respective Portfolio of Investments for open futures contracts purchased and sold at June 30, 2016.

	Purchased	Sold
Strategic Allocation Conservative	$1,135,176	$1,156,826
Strategic Allocation Growth	2,114,891	2,093,706
Strategic Allocation Moderate	2,098,582	2,093,706

H.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the six months ended June 30, 2016, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$40,609,091	$46,420,205
Strategic Allocation Growth	46,219,930	54,409,338
Strategic Allocation Moderate	59,666,338	66,351,657

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.70% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or direct investments. The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2016, the following direct or indirect, wholly-owned subsidiaries of Voya Financial Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Strategic Allocation Conservative	8.85%
	Strategic Allocation Growth	6.42
	Strategic Allocation Moderate	10.69
Voya Retirement Insurance and Annuity	Strategic Allocation Conservative	85.85
Company	Strategic Allocation Growth	88.40
	Strategic Allocation Moderate	85.38

Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios have adopted a deferred compensation plan (the “Plan”), which allows eligible independent directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)(2)	Class I	Class S
Strategic Allocation Conservative	0.71%	0.96%
Strategic Allocation Growth	0.77%	1.02%
Strategic Allocation Moderate	0.75%	1.00%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	As of May 1, 2016, any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

Prior to May 1, 2016, the expense limits were:

Portfolio(3)	Class I	Class S
Strategic Allocation Conservative	0.65%	0.90%
Strategic Allocation Growth(4)	0.75%	1.00%
Strategic Allocation Moderate	0.70%	0.95%

(3)	These operating expense limits took into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio was based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(4)	Prior to May 1, 2016, pursuant to a side letter agreement, the Investment Adviser had further lowered the expense limits for Strategic Allocation Growth to 0.71% and 0.96% for Classes I and S, respectively.

The Expense Limitation Agreement is contractual through May 1, 2017 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

Prior to May 1, 2016, the Investment Adviser was able to recoup from a Portfolio for fees waived and/or other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio did not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2016, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2016	178,367	—	179,484	(520,450)	(162,599)	2,161,784	—	2,157,398	(6,278,566)	(1,959,384)
12/31/2015	559,902	—	208,469	(1,455,705)	(687,334)	7,066,767	—	2,635,046	(18,189,650)	(8,487,837)
Class S
6/30/2016	1,396	—	7,065	(15,987)	(7,526)	16,744	—	84,288	(189,430)	(88,398)
12/31/2015	43,959	—	6,626	(27,794)	22,791	545,756	—	83,164	(347,021)	281,899
Strategic Allocation Growth
Class I
6/30/2016	238,383	—	284,959	(620,539)	(97,197)	3,054,013	—	3,678,824	(7,961,021)	(1,228,184)
12/31/2015	472,092	—	275,289	(1,232,345)	(484,964)	6,519,971	—	3,887,081	(16,948,585)	(6,541,533)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 8 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Growth (continued)
Class S
6/30/2016	5,468	—	5,106	(8,475)	2,099	69,687	—	65,458	(110,344)	24,801
12/31/2015	20,385	—	4,653	(19,012)	6,026	283,276	—	65,236	(263,309)	85,203
Strategic Allocation Moderate
Class I
6/30/2016	302,714	—	289,343	(576,995)	15,062	3,779,003	—	3,596,532	(7,153,991)	221,544
12/31/2015	462,709	—	322,787	(1,524,738)	(739,242)	6,020,587	—	4,289,841	(19,985,040)	(9,674,612)
Class S
6/30/2016	3,926	—	4,412	(6,909)	1,429	48,327	—	54,581	(87,133)	15,775
12/31/2015	7,464	—	4,710	(12,061)	113	97,624	—	62,312	(155,567)	4,369

NOTE 9 — LINE OF CREDIT

Effective May 20, 2016, each Portfolio, in addition to certain other funds managed by the Investment Adviser, has entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon for an aggregate amount of $400,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 20, 2016, the aggregate amount was $200,000,000 and the commitment fee was equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2016.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
	Ordinary Income	Ordinary Income
Strategic Allocation Conservative	$2,241,686	$2,718,210
Strategic Allocation Growth	3,744,282	3,952,317
Strategic Allocation Moderate	3,651,113	4,352,153

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2015 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Strategic Allocation Conservative	$2,241,481	$4,129,718	$(3,698,966)	2017
			(970,483)	2018
			$(4,669,449)
Strategic Allocation Growth	3,743,822	15,557,051	(5,938,347)	2017
			(13,221,573)	2018
			$(19,159,920)

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Strategic Allocation Moderate	$3,650,505	$12,624,116	$(11,440,050)	2017
			(6,654,643)	2018
			$(18,094,693)

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2016, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2011.

NOTE 11 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
14,807		iShares Russell 1000 Value Index Fund	$1,528,971	2.0
53,461		Schwab U.S. TIPs	3,019,477	4.0
7,283		SPDR Trust Series 1	1,526,007	2.0

		Total Exchange-Traded Funds (Cost $5,866,281)	6,074,455	8.0

MUTUAL FUNDS: 89.1%
		Affiliated Investment Companies: 87.1%
164,553		Voya Emerging Markets Index Portfolio — Class I	1,523,764	2.0
463,010		Voya Floating Rate Fund — Class I	4,528,240	6.0
372,298		Voya Global Bond Fund — Class R6	3,760,214	5.0
681,870		Voya High Yield Bond Fund — Class I	5,298,128	7.0
1,323,866		Voya Intermediate Bond Fund — Class R6	13,582,870	18.0
631,639		Voya International Index Portfolio — Class I	5,331,033	7.0
179,534		Voya Large Cap Growth Portfolio — Class I	3,418,319	4.5
430,723		Voya Large Cap Value Portfolio — Class I	4,953,312	6.5
85,824	@	Voya MidCap Opportunities Portfolio — Class I	1,145,753	1.5
112,417		Voya Multi-Manager Mid Cap Value Fund — Class I	1,145,533	1.5
245,885		Voya RussellTM Mid Cap Index Portfolio — Class I	3,435,013	4.5
531,527		Voya Short Term Bond Fund — Class R6	5,272,744	7.0
81,586		Voya Small Company Portfolio — Class I	1,533,008	2.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
515,446		Voya U.S. Bond Index Portfolio — Class I	$5,644,132	7.5
276,360		Voya U.S. Stock Index Portfolio — Class I	3,822,065	5.1
60,345		VY® Clarion Global Real Estate Portfolio — Class I	758,532	1.0
19,165		VY® Clarion Real Estate Portfolio — Class I	759,698	1.0
			65,912,358	87.1

		Unaffiliated Investment Companies: 2.0%
292,837	@	Credit Suisse Commodity Return Strategy Fund — Class I	1,499,328	2.0

		Total Mutual Funds (Cost $62,895,595)	67,411,686	89.1

		Total Investments in Securities (Cost $68,761,876)	$73,486,141	97.1
		Assets in Excess of Other Liabilities	2,187,269	2.9
		Net Assets	$75,673,410	100.0

@	Non-income producing security.
Cost for federal income tax purposes is $70,188,901.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$5,510,998
Gross Unrealized Depreciation	(2,213,758)
Net Unrealized Appreciation	$3,297,240

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$6,074,455	$—	$—	$6,074,455
Mutual Funds	67,411,686	—	—	67,411,686
Total Investments, at fair value	$73,486,141	$—	$—	$73,486,141
Liabilities Table
Other Financial Instruments+
Futures	$(8,211)	$—	$—	$(8,211)
Total Liabilities	$(8,211)	$—	$—	$(8,211)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$—	$1,573,977	$(28,296)	$(21,917)	$1,523,764	$32,316	$(1,435)	$—
Voya Floating Rate Fund — Class I	781,657	3,895,118	(157,908)	9,373	4,528,240	42,333	(7,485)	—
Voya Global Bond Fund — Class R6	—	3,842,261	(67,483)	(14,564)	3,760,214	28,097	(328)	—
Voya High Yield Bond Fund — Class I	7,697,527	373,852	(3,091,673)	318,422	5,298,128	196,016	(57,010)	—
Voya Intermediate Bond Fund — Class R6	29,059,451	1,509,029	(17,813,802)	828,192	13,582,870	365,579	1,563	—
Voya International Index Portfolio — Class I	6,139,816	2,483,996	(2,663,548)	(629,231)	5,331,033	161,421	207,716	—
Voya Large Cap Growth Portfolio — Class I	8,208,600	500,031	(3,948,065)	(1,342,247)	3,418,319	—	1,222,410	—
Voya Large Cap Value Portfolio — Class I	7,289,119	617,570	(2,702,256)	(251,121)	4,953,312	—	438,965	—
Voya MidCap Opportunities Portfolio — Class I	1,168,261	92,338	(153,036)	38,190	1,145,753	—	3,044	—
Voya Multi-Manager Mid Cap Value Fund — Class I	1,149,368	144,652	(223,079)	74,592	1,145,533	—	(42,907)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	—	3,884,140	(69,338)	(379,789)	3,435,013	45,732	(8,899)	410,494
Voya Short Term Bond Fund — Class R6	3,150,241	2,518,022	(425,859)	30,340	5,272,744	36,398	(5,615)	—
Voya Small Company Portfolio — Class I	—	1,671,710	(38,417)	(100,285)	1,533,008	7,011	(3,008)	141,895
Voya U.S. Bond Index Portfolio — Class I	783,483	8,524,438	(3,753,630)	89,841	5,644,132	25,449	11,743	8,685
Voya U.S. Stock Index Portfolio — Class I	4,503,663	1,363,094	(2,351,194)	306,502	3,822,065	—	(124,222)	—
VY® Clarion Global Real Estate Portfolio — Class I	2,336,264	116,971	(1,340,365)	(354,338)	758,532	—	461,535	—
VY® Clarion Real Estate Portfolio — Class I	—	761,402	(60,156)	58,452	759,698	—	4,233	—
	$72,267,450	$33,872,601	$(38,888,105)	$(1,339,588)	$65,912,358	$940,352	$2,100,300	$561,074

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2016, the following futures contracts were outstanding for Voya Strategic Allocation Conservative Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	10	09/16/16	$1,493,000	$(1,081)
			$1,493,000	$(1,081)
Short Contracts
S&P 500 E-Mini	(15)	09/16/16	(1,567,650)	(7,130)
			$(1,567,650)	$(7,130)

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$8,211
Total Liability Derivatives		$8,211

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(270,707)
Interest rate contracts	23,077
Total	$(247,630)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(8,211)
Total	$(8,211)

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 4.0%
27,335		iShares Russell 1000 Value Index Fund	$2,822,612	2.0
13,445		SPDR Trust Series 1	2,817,131	2.0

		Total Exchange-Traded Funds (Cost $5,332,849)	5,639,743	4.0

MUTUAL FUNDS: 93.1%
		Affiliated Investment Companies: 91.6%
607,208		Voya Emerging Markets Index Portfolio — Class I	5,622,745	4.0
427,107		Voya Floating Rate Fund — Class I	4,177,104	3.0
274,733		Voya Global Bond Fund — Class R6	2,774,807	2.0
539,156		Voya High Yield Bond Fund — Class I	4,189,245	3.0
187,745		Voya Index Plus LargeCap Portfolio — Class I	4,214,875	3.0
813,595		Voya Intermediate Bond Fund — Class R6	8,347,483	6.0
1,997,851		Voya International Index Portfolio — Class I	16,861,865	12.0
1,067,369		Voya Large Cap Growth Portfolio — Class I	20,322,710	14.5
1,651,001		Voya Large Cap Value Portfolio — Class I	18,986,513	13.6
369,505	@	Voya MidCap Opportunities Portfolio — Class I	4,932,887	3.5
559,687		Voya Multi-Manager International Equity Fund — Class I	5,630,455	4.0
483,997		Voya Multi-Manager Mid Cap Value Fund — Class I	4,931,930	3.5
705,702		Voya RussellTM Mid Cap Index Portfolio — Class I	9,858,654	7.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
225,769		Voya Small Company Portfolio — Class I	$4,242,207	3.0
63,501		Voya U.S. Bond Index Portfolio — Class I	695,332	0.5
712,966		Voya U.S. Stock Index Portfolio — Class I	9,860,327	7.0
111,344		VY® Clarion Global Real Estate Portfolio — Class I	1,399,595	1.0
35,360		VY® Clarion Real Estate Portfolio — Class I	1,401,681	1.0
			128,450,415	91.6

		Unaffiliated Investment Companies: 1.5%
405,430	@	Credit Suisse Commodity Return Strategy Fund — Class I	2,075,803	1.5

		Total Mutual Funds (Cost $111,142,779)	130,526,218	93.1

		Total Investments in Securities (Cost $116,475,628)	$136,165,961	97.1
		Assets in Excess of Other Liabilities	4,065,562	2.9
		Net Assets	$140,231,523	100.0

@	Non-income producing security.
Cost for federal income tax purposes is $119,119,498.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$21,183,271
Gross Unrealized Depreciation	(4,136,808)
Net Unrealized Appreciation	$17,046,463

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,639,743	$—	$—	$5,639,743
Mutual Funds	130,526,218	—	—	130,526,218
Total Investments, at fair value	$136,165,961	$—	$—	$136,165,961
Liabilities Table
Other Financial Instruments+
Futures	$(14,888)	$—	$—	$(14,888)
Total Liabilities	$(14,888)	$—	$—	$(14,888)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$4,127,552	$1,869,402	$(731,455)	$357,246	$5,622,745	$120,648	$(168,368)	$—
Voya Floating Rate Fund — Class I	2,899,528	1,675,894	(454,847)	56,529	4,177,104	67,521	(24,240)	—
Voya Global Bond Fund — Class R6	—	2,867,563	(81,966)	(10,790)	2,774,807	20,962	(453)	—
Voya High Yield Bond Fund — Class I	8,520,593	572,281	(5,308,576)	404,947	4,189,245	198,050	(121,004)	—
Voya Index Plus LargeCap Portfolio — Class I	—	4,342,438	(116,456)	(11,107)	4,214,875	72,537	(1,437)	—
Voya Intermediate Bond Fund — Class R6	4,348,223	4,694,388	(906,418)	211,290	8,347,483	88,753	672	—
Voya International Index Portfolio — Class I	24,148,366	5,000,843	(10,022,068)	(2,265,276)	16,861,865	517,446	990,561	—
Voya Large Cap Growth Portfolio — Class I	25,338,936	344,603	(4,748,258)	(612,571)	20,322,710	—	322,208	—
Voya Large Cap Value Portfolio — Class I	23,467,470	646,691	(5,791,700)	664,052	18,986,513	—	3,760	—
Voya MidCap Opportunities Portfolio — Class I	5,048,205	121,500	(404,015)	167,197	4,932,887	—	4,351	—
Voya Multi-Manager International Equity Fund — Class I	—	5,905,924	(119,724)	(155,745)	5,630,455	—	(2,499)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	4,967,043	327,320	(602,166)	239,733	4,931,930	—	(114,830)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	8,537,074	3,065,756	(943,929)	(800,247)	9,858,654	132,714	(54,662)	1,191,245
Voya Small Company Portfolio — Class I	5,754,601	641,965	(1,716,738)	(437,621)	4,242,207	19,487	301,903	394,369
Voya U.S. Bond Index Portfolio — Class I	1,451,454	5,738,369	(6,525,523)	31,032	695,332	12,972	28,290	2,034
Voya U.S. Stock Index Portfolio — Class I	12,776,240	580,969	(4,210,976)	714,094	9,860,327	—	(267,362)	—
VY® Clarion Global Real Estate Portfolio — Class I	2,872,779	35,407	(1,212,165)	(296,426)	1,399,595	—	437,597	—
VY® Clarion Real Estate Portfolio — Class I	—	1,423,300	(129,468)	107,849	1,401,681	—	9,166	—
	$134,258,064	$39,854,613	$(44,026,448)	$(1,635,814)	$128,450,415	$1,251,090	$1,343,653	$1,587,648

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2016, the following futures contracts were outstanding for Voya Strategic Allocation Growth Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	19	09/16/16	$2,836,700	$(2,053)
			$2,836,700	$(2,053)
Short Contracts
S&P 500 E-Mini	(27)	09/16/16	(2,821,770)	(12,835)
			$(2,821,770)	$(12,835)

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$14,888
Total Liability Derivatives		$14,888

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(490,890)
Interest rate contracts	40,735
Total	$(450,155)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(14,888)
Total	$(14,888)

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED)

Shares			Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 5.5%
47,627		iShares Russell 1000 Value Index Fund	$4,917,964	3.5
13,386		SPDR Trust Series 1	2,804,769	2.0

		Total Exchange-Traded Funds (Cost $7,367,616)	7,722,733	5.5

MUTUAL FUNDS: 91.6%
		Affiliated Investment Companies: 90.1%
302,624		Voya Emerging Markets Index Portfolio — Class I	2,802,300	2.0
709,594		Voya Floating Rate Fund — Class I	6,939,827	5.0
273,879		Voya Global Bond Fund — Class R6	2,766,178	2.0
895,708		Voya High Yield Bond Fund — Class I	6,959,651	5.0
187,141		Voya Index Plus LargeCap Portfolio — Class I	4,201,308	3.0
1,758,428		Voya Intermediate Bond Fund — Class R6	18,041,471	12.9
995,766		Voya International Index Portfolio — Class I	8,404,264	6.0
807,137		Voya Large Cap Growth Portfolio — Class I	15,367,893	11.0
1,280,039		Voya Large Cap Value Portfolio — Class I	14,720,452	10.6
315,690	@	Voya MidCap Opportunities Portfolio — Class I	4,214,460	3.0
418,410		Voya Multi-Manager International Equity Fund — Class I	4,209,207	3.0
413,510		Voya Multi-Manager Mid Cap Value Fund — Class I	4,213,667	3.0
301,482		Voya RussellTM Mid Cap Index Portfolio — Class I	4,211,701	3.0

MUTUAL FUNDS: (continued)
		Affiliated Investment Companies: (continued)
698,231		Voya Short Term Bond Fund — Class R6	$6,926,452	5.0
150,004		Voya Small Company Portfolio — Class I	2,818,574	2.0
569,370		Voya U.S. Bond Index Portfolio — Class I	6,234,598	4.5
711,345		Voya U.S. Stock Index Portfolio — Class I	9,837,904	7.1
110,990		VY® Clarion Global Real Estate Portfolio — Class I	1,395,139	1.0
35,247		VY® Clarion Real Estate Portfolio — Class I	1,397,192	1.0
			125,662,238	90.1

		Unaffiliated Investment Companies: 1.5%
403,688	@	Credit Suisse Commodity Return Strategy Fund — Class I	2,066,881	1.5
		Total Mutual Funds (Cost $113,324,793)	127,729,119	91.6

		Total Investments in Securities (Cost $120,692,409)	$135,451,852	97.1
		Assets in Excess of Other Liabilities	4,036,771	2.9
		Net Assets	$139,488,623	100.0

@	Non-income producing security.
Cost for federal income tax purposes is $123,277,220.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$16,475,534
Gross Unrealized Depreciation	(4,300,902)
Net Unrealized Appreciation	$12,174,632

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2016 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2016
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,722,733	$—	$—	$7,722,733
Mutual Funds	127,729,119	—	—	127,729,119
Total Investments, at fair value	$135,451,852	$—	$—	$135,451,852
Liabilities Table
Other Financial Instruments+
Futures	$(14,888)	$—	$—	$(14,888)
Total Liabilities	$(14,888)	$—	$—	$(14,888)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2016, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/16	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio — Class I	$2,679,131	$352,565	$(482,555)	$253,159	$2,802,300	$58,405	$(108,648)	$—
Voya Floating Rate Fund — Class I	2,820,891	4,402,845	(327,913)	44,004	6,939,827	85,339	(17,983)	—
Voya Global Bond Fund — Class R6	—	2,800,305	(23,425)	(10,702)	2,766,178	20,387	(149)	—
Voya High Yield Bond Fund — Class I	8,294,905	501,181	(2,196,987)	360,552	6,959,651	222,489	(76,136)	—
Voya Index Plus LargeCap Portfolio — Class I	—	4,244,295	(32,047)	(10,940)	4,201,308	70,304	(521)	—
Voya Intermediate Bond Fund — Class R6	32,599,122	2,045,110	(17,583,239)	980,478	18,041,471	422,066	(14,546)	—
Voya International Index Portfolio — Class I	15,201,827	4,277,731	(9,084,529)	(1,990,765)	8,404,264	251,664	1,290,980	—
Voya Large Cap Growth Portfolio — Class I	20,417,576	778,273	(5,162,760)	(665,196)	15,367,893	—	434,075	—
Voya Large Cap Value Portfolio — Class I	18,672,362	1,114,497	(5,479,623)	413,216	14,720,452	—	120,352	—
Voya MidCap Opportunities Portfolio — Class I	4,208,262	219,019	(352,617)	139,796	4,214,460	—	9,058	—
Voya Multi-Manager International Equity Fund — Class I	—	4,356,820	(32,360)	(115,253)	4,209,207	—	(835)	—
Voya Multi-Manager Mid Cap Value Fund — Class I	4,140,437	408,076	(550,211)	215,365	4,213,667	—	(104,316)	—
Voya RussellTM Mid Cap Index Portfolio — Class I	—	4,721,905	(46,459)	(463,745)	4,211,701	55,336	(5,924)	496,692
Voya Short Term Bond Fund — Class R6	—	6,971,525	(66,012)	20,939	6,926,452	21,733	35	—
Voya Small Company Portfolio — Class I	5,596,284	630,664	(2,523,743)	(884,631)	2,818,574	12,524	856,378	253,453
Voya U.S. Bond Index Portfolio — Class I	1,412,182	11,184,574	(6,471,838)	109,680	6,234,598	31,871	21,167	9,850
Voya U.S. Stock Index Portfolio — Class I	12,429,262	943,455	(4,228,990)	694,177	9,837,904	—	(242,614)	—
VY® Clarion Global Real Estate Portfolio — Class I	2,796,685	75,251	(1,180,876)	(295,921)	1,395,139	—	438,140	—
VY® Clarion Real Estate Portfolio — Class I	—	1,389,959	(100,274)	107,507	1,397,192	—	7,466	—
	$131,268,926	$51,418,050	$(55,926,458)	$(1,098,280)	$125,662,238	$1,252,118	$2,605,979	$759,995

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2016, the following futures contracts were outstanding for Voya Strategic Allocation Moderate Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	19	09/16/16	$2,836,700	$(2,053)
			$2,836,700	$(2,053)
Short Contracts
S&P 500 E-Mini	(27)	09/16/16	(2,821,770)	(12,835)
			$(2,821,770)	$(12,835)

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2016 (UNAUDITED) (CONTINUED)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2016 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$14,888
Total Liability Derivatives		$14,888

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2016 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(489,012)
Interest rate contracts	41,253
Total	$(447,759)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(14,888)
Total	$(14,888)

See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-SAIS (0616-081616)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

N.A.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 7, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 7, 2016